Harbor Money Market Fund
Investment Objective
The Fund seeks to provide current income while maintaining liquidity and a stable share price of $1.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect brokerage commissions you may pay when buying or selling shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harbor Money Market Fund		Institutional Class	Administrative Class
Management Fees	[1]	0.20%	0.20%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses	[2]	0.15%	0.15%
Total Annual Fund Operating Expenses	[2]	0.35%	0.60%
Fee Waiver or Reimbursement	[1]	(0.07%)	(0.07%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[1],[2]	0.28%	0.53%
[1]	The Adviser has contractually agreed to reduce the management fee to 0.18% through February 29, 2020. Additionally, the Adviser has contractually agreed to limit the Fund's operating expenses, excluding interest expense (if any), to 0.28% and 0.53% for the Institutional Class and Administrative Class, respectively, through February 29, 2020. Only the Fund's Board of Trustees may modify or terminate these agreements.
[2]	Restated to reflect current fees.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example does not reflect brokerage commissions you may pay when buying or selling shares of the Fund. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example - Harbor Money Market Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	29	100	184	431
Administrative Class	54	180	322	738

Principal Investment Strategy

The Fund will invest 99.5% or more of its total assets in cash, "government securities" and/or repurchase agreements that are "collateralized fully" (i.e., collateralized by cash or government securities) so as to qualify as a "government money market fund" under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "Investment Company Act"). "Government securities," as defined under the Investment Company Act and interpreted, include securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities. The Subadviser selects securities for the Fund's portfolio by focusing on securities that appear to offer the best relative value based on an analysis of their credit quality and interest rate sensitivity.

Maximum Maturity: The Fund maintains a dollar-weighted average maturity (WAM) of 60 days or less and a dollar-weighted average life (WAL) of 120 days or less. The securities held in the Fund's portfolio have remaining maturities of 397 days or less. The weighted average maturity of the Fund's portfolio was 38 days as of December 31, 2017.

Principal Risks

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. Principal risks include:

Credit Risk: The issuer or guarantor of a security owned by the Fund could default on its obligations to pay principal or interest or its credit rating could be downgraded. Likewise, a counterparty to a repurchase agreement owned by the Fund could default on its obligation.

Interest Rate Risk: As interest rates rise, the values of fixed income securities held by the Fund are likely to decrease and reduce the value of the Fund's portfolio. Interest rates in the U.S. are near historic lows, which may increase the Fund's exposure to risks associated with rising rates. Additionally, rising interest rates may lead to increased redemptions, increased volatility and decreased liquidity in the fixed income markets, making it more difficult for the Fund to sell its fixed income securities when the Subadviser may wish to sell or must sell to meet redemptions.

Market and Issuer Risk: Securities markets are volatile and can decline significantly in response to adverse market, economic, political, regulatory or other developments, which may lower the value of securities held by the Fund, sometimes rapidly or unpredictably. Additionally, an adverse event or adverse economic conditions may depress the value of a particular issuer's securities or may increase the risk that issuers will not generate sufficient cash flow to service their debt obligations.

Repurchase Agreement Risk: In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligation to repurchase the security underlying the repurchase agreement, the Fund may lose money or incur costs arising from exercising its rights under the agreement. If the counterparty fails to fulfill its obligation to repurchase the security and the market value of the security declines, the Fund may lose money. Repurchase agreements are subject to credit risk.

Selection Risk: The Subadviser's judgment about the attractiveness or value of a particular security may be incorrect.

Stable Net Asset Value Risk: The Fund may not be able to maintain a net asset value ("NAV") per share of $1.00 at all times. If any money market fund fails to maintain a stable NAV (or if there is a perceived threat of such a failure), other money market funds, including the Fund, could be subject to increased redemption activity, which may adversely affect the Fund's NAV. Shareholders of the Fund should not rely on or expect the Adviser or an affiliate to purchase distressed assets from the Fund, make capital infusions into the Fund, enter into capital support agreements with the Fund or take other actions to help the Fund maintain a stable $1.00 share price.

U.S. Government Securities Risk: Securities issued or guaranteed by U.S. government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. government. As a result, no assurance can be given that the U.S. government will provide financial support to these securities or issuers (such as securities issued by the Federal National Mortgage Association, or the Federal Home Loan Mortgage Corporation). Although certain government securities are backed by the full faith and credit of the U.S. government (such as securities issued by the Government National Mortgage Association), circumstances could arise that would delay or prevent the payment of interest or principal. It is possible that issuers of U.S. government securities will not have the funds to meet their payment obligations in the future and, in these circumstances, the Fund's returns may be adversely affected.

Performance

The following bar chart and table show two aspects of the Fund: volatility and performance. The bar chart shows the volatility — or variability — of the Fund's annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund's average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks and potential rewards of investing in the Fund. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, including the Fund's current 7-day SEC yield, please visit the Fund's website at harborfunds.com or call 800-422-1050.

Effective March 1, 2016, the Fund changed its principal investment strategies. The past performance data in the bar chart and table reflect the Fund's prior principal investment strategies.

Calendar Year Total Returns for Institutional Class Shares

The year-to-date return for the Institutional Class shares is 0.30% as of March 31, 2018.

During the time periods shown in the bar chart, the Fund's highest and lowest returns for a calendar quarter were:

	Total Returns	Quarter/Year
Best Quarter	0.88%	Q1 2008
Worst Quarter	0.01%	Q4 2011

Average Annual Total Returns — As of December 31, 2017
Average Annual Total Returns - Harbor Money Market Fund		One Year	Annualized Five Years	Annualized Ten Years	Annualized Since Inception	Inception Date
Institutional Class		0.85%	0.28%	0.44%	3.20%	Dec. 29, 1987
Administrative Class		0.84%	0.28%	0.41%	1.11%	Nov. 01, 2002
ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[1]	0.85%	0.27%	0.39%	3.31%
[1]	Since Inception return based on the inception date of the Institutional Class shares.

Average Annual Total Returns - Harbor Money Market Fund	Money Market Seven Day Yield
Institutional Class	1.16%
Administrative Class	1.16%

Current 7-Day SEC Yield for Period Ended December 31, 2017